Fair Value, Option, Gains and Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Mortgage banking noninterest income [Member] | Trading assets - loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	$ 0	$ 0	$ 0
Mortgage banking noninterest income [Member] | Mortgages held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	1,229	1,456	1,808
Mortgage banking noninterest income [Member] | Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Mortgage banking noninterest income [Member] | Other assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Mortgage banking noninterest income [Member] | Other interests held [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Net gains (losses) from trading activities [Member] | Trading assets - loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	45	55	4
Net gains (losses) from trading activities [Member] | Mortgages held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Net gains (losses) from trading activities [Member] | Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Net gains (losses) from trading activities [Member] | Other assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Net gains (losses) from trading activities [Member] | Other interests held [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	(9)	(5)	(6)
Other noninterest income [Member] | Trading assets - loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	2	3	4
Other noninterest income [Member] | Mortgages held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Other noninterest income [Member] | Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	(60)	(122)
Other noninterest income [Member] | Other assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	1,592	(12)	457
Other noninterest income [Member] | Other interests held [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	$ 0	$ 0	$ 0